Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011
Income Taxes [Abstract]
Net operating loss carry-forwards	$ 210,000,000
Net operating loss carry-forwards with have no expiration date	170,000,000
Operating loss, expiration date	2029
Tax credit carry forwards	3,600,000
Tax credit carry forward, expiration date	2021
Investment Tax Credit carry forwards	5,900,000
Investment tax credit carry forwards, expiration date	2021
Income tax, tax holidays	10,000,000	18,000,000	12,000,000
Income tax holidays income tax benefits per share	$ 0.11	$ 0.20	$ 0.14
Release of tax reserves as a result of the conclusion of the tax audits and other proceedings				24,000,000
Unrecognized tax benefits related to prior years		42,300,000
Unrecognized accrued interest and penalties	2,500,000	9,100,000
Decrease to income tax reserves for unrecognized tax benefits based on tax positions related to current and prior years	20,100,000
Interest and penalties related to unrecognized tax benefits	6,600,000
Unrecognized tax benefit reserve that would impact effective tax rate if released into income	15,600,000
Unrecognized tax benefits payable, current	13,300,000
Unrecognized tax payable, non-current	2,300,000
Undistributed earnings of non-U.S. operations	$ 3,400,000,000